Inventories - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories
Provision of inventory impairment to cost	$ 11.0	$ 10.1	$ 4.8